INDEPENDENCE
                                                                 ONE
                                                              EQUITY
                                                                PLUS
                                                                FUND


                                              Semi-Annual Report and
                                            Supplement to Prospectus
                                               dated August 23, 1995


[logo of Michigan National Bank]
Michigan National Bank
Investment Adviser


[logo]
FEDERATED SECURITIES CORP.
---------------------------                         [logo]
Distributor                                    Independence One
                                                  Mutual Funds

Cusip 453777872
G01200-06 (12/95)



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present a financial report and supplement to your prospectus for Independence One Equity Plus Fund. This document covers the period between September 25, 1995, the date of initial public investment, through October 31, 1995. Inside, you will find complete financial information for the fund--beginning with the portfolio manager's investment review, which is followed by a list of fund holdings and its financial statements.

Your money is at work where it can grow over time--in a diversified portfolio of high-quality stocks. As you can see from the fund's holdings, many of these stocks are industry leaders whose products and services are part of daily American life.

Thank you for selecting Independence One Equity Plus Fund to help your money grow in pursuit of your long-term financial goals. We look forward to keeping you informed about the progress of your investment.

Sincerely,

Edward C. Gonzales
President
December 15, 1995

INVESTMENT REVIEW
--------------------------------------------------------------------------------
The shares of Independence One Equity Plus Fund represent interests in the fund, which is one of a series of investment portfolios in the Independence One Mutual Funds, an open-end, management investment company. The investment objective of the fund is total return. The fund will pursue this objective by attempting to provide investment results that correspond to or exceed the aggregate price and dividend performance of the Standard & Poor's 100 Composite Stock Price Index (the "S&P 100") by investing primarily in the common stocks comprising the S&P
100. The fund is neither affiliated with nor sponsored by Standard & Poor's.

The "re-engineering" movement embraced by a multitude of corporations has led to contained wage pressures and increased global competitiveness. The equity markets have heralded this strategy, as evidenced by the year-to-date rise in the S&P 500 of 30.3%, and the toppling of both the 4,000 and 5,000 barriers in the Dow Jones Industrial Average. The strong performance of the equity markets has led to an influx of assets into the fund. Since inception, total assets of the fund have grown to approximately $81 million.

The Federal Reserve Open Market Committee (the "Committee") meets eight times a year to deliberate monetary policy. The Committee has been inactive during most of 1995. The year began with its federal funds target rate at 5.50% and its official discount rate at 4.75%. On February 1, 1995, both benchmark rates were increased by 50 basis points in response to continued signs of economic strength and fears of building inflation pressures. This increase in managed interest rates turned out to be the last in the Committee's twelve month tightening program that raised the federal funds rate a total of 300 basis points. When it became apparent that the economy had indeed slowed its rate of growth the Committee reversed its stance. It lowered the federal funds rate by 25 basis points to 5.75% after its July 6th meeting. Federal Reserve (the "Fed") policymakers have left this key rate unchanged since that time.

The pace of economic activity picked up during the second half of 1995. Gross Domestic Product rose 4.2% during the third quarter and is expected to grow at a 2.8% annual rate during the fourth quarter. The unemployment rate has stayed below 6% all year, and its most recent reading was 5.5% for the month of October.

All in all, the Fed should be pleased with the overall health of the economy and the strong performance of both the equity and credit markets. It is our opinion that the Federal Reserve will need solid evidence to shift from their current posture of "wait and see."

The fund's investment adviser will continue to monitor economic and market developments to best serve our shareholders.

INDEPENDENCE ONE EQUITY PLUS FUND
(A PORTFOLIO OF INDEPENDENCE ONE MUTUAL FUNDS)
SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS DATED AUGUST 23, 1995

 A. Please delete the "Summary of Fund Expenses" table on page 1 of the prospectus and replace it with the following table:

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...............................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)............................................................       None
Redemption Fees (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee..............................................................................................       None

                                                ANNUAL FUND OPERATING EXPENSES*
                                       (as a percentage projected of average net assets)
Management Fee (after waiver) (1).........................................................................       0.20%
12b-1 Fees................................................................................................       None
Total Other Expenses (after waiver) (2)...................................................................       0.23%
         Total Fund Operating Expenses (after waivers) (3)................................................       0.43%


(1) The estimated management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.
(2) Total Other Expenses are estimated to be 0.36% absent the anticipated voluntary waiver by the administrator.
(3) The Total Fund Operating Expenses are estimated to be 0.76% absent the voluntary waiver by the adviser and administrator.
 * Annual Fund Operating Expenses are estimated based on expenses expected to be incurred during the fiscal year ending April 30, 1996. During the course of this period, expenses may be more or less than the amount shown.

    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF VARIOUS COSTS AND EXPENSES, SEE "INDEPENDENCE ONE MUTUAL FUNDS INFORMATION" AND "INVESTING IN THE FUND." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                                           1 year     3 years
                                                                                                 ---------  ---------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period. .......................     $4         $14


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR FISCAL YEAR ENDING APRIL 30, 1996.


 B. Please insert the following "Financial Highlights" table as page 2 of the prospectus:

INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                 PERIOD ENDED
                                                                                                  (UNAUDITED)
                                                                                              OCTOBER 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                               $   10.00
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------
  Net investment income                                                                                 0.01
------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                                       0.05
------------------------------------------------------------------------------------------           -------
  Total from investment operations                                                                      0.06
------------------------------------------------------------------------------------------           -------
NET ASSET VALUE, END OF PERIOD                                                                     $   10.06
------------------------------------------------------------------------------------------           -------
TOTAL RETURN (B)                                                                                        0.60%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------
  Expenses                                                                                              0.43%*
------------------------------------------------------------------------------------------
  Net investment income                                                                                 1.97%*
------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                      0.32%*
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                          $  80,780
------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                       0%
------------------------------------------------------------------------------------------


  *  Computed on an annualized basis.

 (a) Reflects operations for the period from September 25, 1995 (date of initial public investment) to October 31, 1995.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


 C. Please delete the first sentence of the sub-section entitled "To Place an Order" under the section entitled "Share Purchases" on page 10 and replace it with the following:

     "Investors may call toll-free 1-800-334-2292 to purchase shares of the Fund through Michigan National Bank or Independence One."

 D. Please insert the following sub-heading and paragraph before the heading "Exchanging Securities for Fund Shares" on page 11:

     "SYSTEMATIC INVESTMENT PROGRAM

     Once the Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through Michigan National Bank."

 E. Please insert the following sub-heading and paragraph before the sub-heading "Accounts with Low Balances" on page 15:

     "SYSTEMATIC WITHDRAWAL PROGRAM

     Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Michigan National Bank."

 F. Please add the following information as a final sentence of the first paragraph under the sub-heading entitled "Voting Rights" under the heading "Shareholder Information" on page 15:

     "As of December 4, 1995, Michigan National Bank may for certain purposes be deemed to control the Fund because it is owner of record of certain shares of the Fund."

 G. Please insert the following financial statements beginning as page 19 of the prospectus:

INDEPENDENCE ONE EQUITY PLUS FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--99.6%
--------------------------------------------------------------------------------------------------
             AEROSPACE & DEFENSE--3.1%
             -------------------------------------------------------------------------------------
    15,145   Boeing Co.                                                                             $     993,891
             -------------------------------------------------------------------------------------
     2,784   General Dynamics Corp.                                                                       154,164
             -------------------------------------------------------------------------------------
    10,788   Raytheon Co.                                                                                 470,626
             -------------------------------------------------------------------------------------
     9,602   Rockwell International Group                                                                 427,289
             -------------------------------------------------------------------------------------
     5,450   United Technologies Corp.                                                                    483,687
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,529,657
             -------------------------------------------------------------------------------------  -------------
             AUTOMOTIVE--4.6%
             -------------------------------------------------------------------------------------
    16,914   Chrysler Corp.                                                                               873,185
             -------------------------------------------------------------------------------------
    47,502   Ford Motor Co.                                                                             1,365,682
             -------------------------------------------------------------------------------------
    33,057   General Motors Corp.                                                                       1,446,244
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      3,685,111
             -------------------------------------------------------------------------------------  -------------
             BANKING--3.2%
             -------------------------------------------------------------------------------------
    16,553   BankAmerica Corp.                                                                            951,797
             -------------------------------------------------------------------------------------
    17,578   Citicorp                                                                                   1,140,373
             -------------------------------------------------------------------------------------
     3,968   First Chicago Corp.                                                                          269,328
             -------------------------------------------------------------------------------------
     3,544   First Fidelity BanCorp                                                                       231,689
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,593,187
             -------------------------------------------------------------------------------------  -------------
             CAPITAL GOODS--1.4%
             -------------------------------------------------------------------------------------
     6,101   Homestake Mining Co.                                                                          93,803
             -------------------------------------------------------------------------------------
    18,584   Minnesota Mining & Manufacturing Co.                                                       1,056,965
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,150,768
             -------------------------------------------------------------------------------------  -------------
             CHEMICALS--3.7%
             -------------------------------------------------------------------------------------
    11,895   Dow Chemicals Co.                                                                            816,294
             -------------------------------------------------------------------------------------
    24,543   Du Pont (E. I.) DeNemours                                                                  1,530,870
             -------------------------------------------------------------------------------------
     3,389   Mallinckrodt Group Inc.                                                                      117,768
             -------------------------------------------------------------------------------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             CHEMICALS--CONTINUED
             -------------------------------------------------------------------------------------
     5,097   Monsanto Co.                                                                           $     533,911
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,998,843
             -------------------------------------------------------------------------------------  -------------
             COMPUTERS--6.0%
             -------------------------------------------------------------------------------------
     2,017   (a)Ceridian Corp.                                                                             87,739
             -------------------------------------------------------------------------------------
     2,454   (a)Computer Sciences Corp.                                                                   164,111
             -------------------------------------------------------------------------------------
    22,622   Hewlett Packard Co.                                                                        2,095,363
             -------------------------------------------------------------------------------------
    25,152   International Business Machines Inc.                                                       2,446,032
             -------------------------------------------------------------------------------------
     7,578   (a)Unisys Corp.                                                                               42,626
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      4,835,871
             -------------------------------------------------------------------------------------  -------------
             COSMETICS & PERSONAL CARE--0.6%
             -------------------------------------------------------------------------------------
     3,029   Avon Products Inc.                                                                           215,438
             -------------------------------------------------------------------------------------
     4,922   International Flavours & Fragrances                                                          237,486
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        452,924
             -------------------------------------------------------------------------------------  -------------
             DIVERSIFIED--0.8%
             -------------------------------------------------------------------------------------
     5,121   ITT Corp.                                                                                    627,322
             -------------------------------------------------------------------------------------  -------------
             ELECTRIC--1.3%
             -------------------------------------------------------------------------------------
    10,072   Entergy Corp.                                                                                287,052
             -------------------------------------------------------------------------------------
    29,444   Southern Co.                                                                                 702,975
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        990,027
             -------------------------------------------------------------------------------------  -------------
             ELECTRICAL EQUIPMENT--6.7%
             -------------------------------------------------------------------------------------
     3,790   Black & Decker Corp.                                                                         128,386
             -------------------------------------------------------------------------------------
     6,494   (a)Digital Equipment Corp.                                                                   351,488
             -------------------------------------------------------------------------------------
    74,913   General Electric Co.                                                                       4,738,247
             -------------------------------------------------------------------------------------
     5,625   Honeywell Inc.                                                                               236,250
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      5,454,371
             -------------------------------------------------------------------------------------  -------------
             ELECTRONICS--4.7%
             -------------------------------------------------------------------------------------
     9,623   AMP, Inc.                                                                                    377,703
             -------------------------------------------------------------------------------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             ELECTRONICS--CONTINUED
             -------------------------------------------------------------------------------------
    36,420   Intel Corp.                                                                            $   2,544,847
             -------------------------------------------------------------------------------------
     5,469   (a)National Semiconductor Corp.                                                              133,307
             -------------------------------------------------------------------------------------
     1,999   Polaroid Corp.                                                                                85,457
             -------------------------------------------------------------------------------------
     1,477   Tektronix, Inc.                                                                               87,512
             -------------------------------------------------------------------------------------
     8,310   Texas Instruments Inc.                                                                       567,157
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      3,795,983
             -------------------------------------------------------------------------------------  -------------
             ENTERTAINMENT--1.7%
             -------------------------------------------------------------------------------------
    23,033   Disney (Walt) Co.                                                                          1,327,277
             -------------------------------------------------------------------------------------
     4,534   (a)Harrah's Entertainment Inc.                                                               112,216
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,439,493
             -------------------------------------------------------------------------------------  -------------
             FINANCIAL SERVICES--2.3%
             -------------------------------------------------------------------------------------
    21,570   American Express Co.                                                                         876,281
             -------------------------------------------------------------------------------------
     3,361   First Interstate Bancorp                                                                     433,569
             -------------------------------------------------------------------------------------
     6,011   Great Western Financial Corp.                                                                135,999
             -------------------------------------------------------------------------------------
     7,784   Merrill Lynch & Co., Inc.                                                                    432,012
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,877,861
             -------------------------------------------------------------------------------------  -------------
             FOOD & BEVERAGE--9.7%
             -------------------------------------------------------------------------------------
    55,776   Coca Cola Co.                                                                              4,008,900
             -------------------------------------------------------------------------------------
    10,769   Heinz (H. J.) Co.                                                                            500,758
             -------------------------------------------------------------------------------------
    30,727   McDonalds Corp.                                                                            1,259,807
             -------------------------------------------------------------------------------------
    34,828   Pepsico Inc.                                                                               1,837,177
             -------------------------------------------------------------------------------------
     4,607   Ralston Purina Co.                                                                           273,541
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      7,880,183
             -------------------------------------------------------------------------------------  -------------
             FOREST PRODUCTS & PAPER--1.4%
             -------------------------------------------------------------------------------------
     2,112   Boise Cascade Corp.                                                                           76,560
             -------------------------------------------------------------------------------------
     4,272   Champion International Corp.                                                                 228,552
             -------------------------------------------------------------------------------------
    11,259   International Paper Co.                                                                      416,583
             -------------------------------------------------------------------------------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             FOREST PRODUCTS & PAPER--CONTINUED
             -------------------------------------------------------------------------------------
     8,990   Weyerhaeuser Co.                                                                       $     396,684
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,118,379
             -------------------------------------------------------------------------------------  -------------
             HOMEBUILDERS--0.3%
             -------------------------------------------------------------------------------------
     3,660   Fluor Corp.                                                                                  206,790
             -------------------------------------------------------------------------------------  -------------
             HOUSEHOLD PRODUCTS--0.6%
             -------------------------------------------------------------------------------------
     6,432   Colgate Palmolive Co.                                                                        445,416
             -------------------------------------------------------------------------------------  -------------
             INSURANCE--3.0%
             -------------------------------------------------------------------------------------
     9,060   American General Corp.                                                                       297,847
             -------------------------------------------------------------------------------------
    20,972   American International Group, Inc.                                                         1,769,512
             -------------------------------------------------------------------------------------
     3,208   Cigna Corp.                                                                                  317,993
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,385,352
             -------------------------------------------------------------------------------------  -------------
             MANUFACTURING--1.2%
             -------------------------------------------------------------------------------------
    15,117   Eastman Kodak Co.                                                                            946,702
             -------------------------------------------------------------------------------------
     2,463   Teledyne Inc.                                                                                 61,267
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,007,969
             -------------------------------------------------------------------------------------  -------------
             MEDICAL SUPPLIES--0.6%
             -------------------------------------------------------------------------------------
    12,240   Baxter International, Inc.                                                                   472,770
             -------------------------------------------------------------------------------------  -------------
             METALS & MINING--0.5%
             -------------------------------------------------------------------------------------
     7,894   Aluminum Co. of America                                                                      402,594
             -------------------------------------------------------------------------------------  -------------
             OFFICE EQUIPMENT--0.9%
             -------------------------------------------------------------------------------------
     1,720   Harris Corp.                                                                                  99,975
             -------------------------------------------------------------------------------------
     4,756   Xerox Corp.                                                                                  617,091
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        717,066
             -------------------------------------------------------------------------------------  -------------
             OIL & GAS--12.1%
             -------------------------------------------------------------------------------------
    21,956   Amoco Corp.                                                                                1,402,440
             -------------------------------------------------------------------------------------
     7,113   Atlantic Richfield Co.                                                                       759,313
             -------------------------------------------------------------------------------------
     6,245   Baker Hughes Inc.                                                                            122,558
             -------------------------------------------------------------------------------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             OIL & GAS--CONTINUED
             -------------------------------------------------------------------------------------
     4,636   Coastal Corp.                                                                          $     150,091
             -------------------------------------------------------------------------------------
    54,938   Exxon Corp.                                                                                4,195,890
             -------------------------------------------------------------------------------------
     5,050   Halliburton Co.                                                                              209,575
             -------------------------------------------------------------------------------------
    17,495   Mobil Corp.                                                                                1,762,621
             -------------------------------------------------------------------------------------
    14,072   Occidental Petroleum Corp.                                                                   302,548
             -------------------------------------------------------------------------------------
    10,698   Schlumberger, LTD                                                                            665,951
             -------------------------------------------------------------------------------------
     4,513   Williams Cos., Inc.                                                                          174,315
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      9,745,302
             -------------------------------------------------------------------------------------  -------------
             PHARMACEUTICALS--9.4%
             -------------------------------------------------------------------------------------
    22,430   Bristol Myers Squibb Co.                                                                   1,710,288
             -------------------------------------------------------------------------------------
    28,541   Johnson & Johnson Co.                                                                      2,326,092
             -------------------------------------------------------------------------------------
    54,693   Merck & Co. Inc.                                                                           3,144,848
             -------------------------------------------------------------------------------------
     7,572   Upjohn Co.                                                                                   384,279
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      7,565,507
             -------------------------------------------------------------------------------------  -------------
             RECREATION--1.1%
             -------------------------------------------------------------------------------------
     4,237   Brunswick Corp.                                                                               82,622
             -------------------------------------------------------------------------------------
     6,807   Capital Cities ABC, Inc.                                                                     807,480
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        890,102
             -------------------------------------------------------------------------------------  -------------
             RETAIL--5.0%
             -------------------------------------------------------------------------------------
    20,294   K Mart Corp.                                                                                 164,889
             -------------------------------------------------------------------------------------
    15,802   Limited Inc.                                                                                 290,362
             -------------------------------------------------------------------------------------
    10,997   May Department Stores Co.                                                                    431,632
             -------------------------------------------------------------------------------------
    17,225   Sears Roebuck & Co.                                                                          585,650
             -------------------------------------------------------------------------------------
     2,883   Tandy Corp.                                                                                  142,348
             -------------------------------------------------------------------------------------
    12,222   (a)Toys R Us, Inc.                                                                           267,356
             -------------------------------------------------------------------------------------
   101,602   Wal-Mart Stores Inc.                                                                       2,197,143
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      4,079,380
             -------------------------------------------------------------------------------------  -------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             STEEL--0.1%
             -------------------------------------------------------------------------------------
     4,884   (a)Bethleham Steel Corp.                                                               $      64,103
             -------------------------------------------------------------------------------------  -------------
             TELECOMMUNICATIONS--11.2%
             -------------------------------------------------------------------------------------
    70,158   AT & T Corp.                                                                               4,490,112
             -------------------------------------------------------------------------------------
    24,510   Ameritech Corp.                                                                            1,323,540
             -------------------------------------------------------------------------------------
    19,309   Bell Atlantic Corp.                                                                        1,228,535
             -------------------------------------------------------------------------------------
    29,976   MCI Communications Corp.                                                                     747,527
             -------------------------------------------------------------------------------------
    18,897   NYNEX Corp.                                                                                  888,159
             -------------------------------------------------------------------------------------
    11,217   Northern Telecom LTD                                                                         403,812
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      9,081,685
             -------------------------------------------------------------------------------------  -------------
             TRANSPORTATION--1.6%
             -------------------------------------------------------------------------------------
     6,280   Burlington Northern, Inc.                                                                    526,735
             -------------------------------------------------------------------------------------
     2,245   Delta Air Lines Inc. DE                                                                      147,328
             -------------------------------------------------------------------------------------
     2,485   (a)Federal Express Corp.                                                                     204,081
             -------------------------------------------------------------------------------------
     5,794   Norfolk Southern Corp.                                                                       447,587
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,325,731
             -------------------------------------------------------------------------------------  -------------
             UTILITIES-ELECTRIC--0.8%
             -------------------------------------------------------------------------------------
     8,223   American Electric Power Inc.                                                                 313,502
             -------------------------------------------------------------------------------------
     9,490   Unicom Corp.                                                                                 310,798
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                        624,300
             -------------------------------------------------------------------------------------  -------------
             TOTAL COMMON STOCKS (IDENTIFIED COST $73,836,478)                                         80,444,047
             -------------------------------------------------------------------------------------  -------------
             PREFERRED STOCKS--0.0%
             --------------------------------------------------------------------------------------------------
             MANUFACTURING--0.0%
             -------------------------------------------------------------------------------------
        65   Teledyne Inc., Series E, $1.20, (IDENTIFIED COST $896)                                           934
             -------------------------------------------------------------------------------------  -------------



INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
(B) REPURCHASE AGREEMENT--0.4%
--------------------------------------------------------------------------------------------------
 $ 283,000   First Chicago Capital Markets, Inc., 5.85%, dated 10/31/1995,
             due 11/1/1995 (AT AMORTIZED COST)                                                      $     283,000
             -------------------------------------------------------------------------------------  -------------
             TOTAL INVESTMENTS (IDENTIFIED COST $73,837,374)(C)                                     $  80,727,981
             -------------------------------------------------------------------------------------  -------------


 (a) Non-income producing security.

 (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

 (c) The cost of investments for federal tax purposes amounts to $73,837,374. The net unrealized appreciation of investments on a federal tax basis amounts to $6,890,607 which is comprised of $7,149,904 appreciation and $259,297 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets ($80,780,405) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value
(identified and tax cost $73,837,374)                                                                $  80,727,981
---------------------------------------------------------------------------------------------------
Cash                                                                                                         1,104
---------------------------------------------------------------------------------------------------
Income receivable                                                                                           64,734
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       80,793,819
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Accrued expenses                                                                                            13,414
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 8,028,136 shares outstanding                                                          $  80,780,405
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  73,817,589
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                               6,890,607
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                                 1,130
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                         71,079
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  80,780,405
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
$80,780,405 / 8,028,136 shares outstanding                                                                  $10.06
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM SEPTEMBER 25, 1995 TO OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends                                                                                             $     82,958
----------------------------------------------------------------------------------------------------
Interest                                                                                                     3,773
----------------------------------------------------------------------------------------------------  ------------
     Total income                                                                                           86,731
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                    $  14,426
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                      4,366
-----------------------------------------------------------------------------------------
Custodian fees                                                                                 2,236
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                         541
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                        252
-----------------------------------------------------------------------------------------
Legal fees                                                                                       325
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                      3,138
-----------------------------------------------------------------------------------------
Printing and postage                                                                             541
-----------------------------------------------------------------------------------------
Insurance premiums                                                                               613
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                    793
-----------------------------------------------------------------------------------------  ---------
     Total expenses                                                                           27,231
-----------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------
  Waiver of investment advisory fee                                               ($7,213)
------------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                              (4,366)
------------------------------------------------------------------------------  ---------
     Total waivers                                                                           (11,579)
-----------------------------------------------------------------------------------------  ---------
          Net expenses                                                                                      15,652
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                        71,079
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                             1,130
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     6,890,607
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                     6,891,737
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  6,962,816
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 PERIOD ENDED
                                                                                                  (UNAUDITED)
                                                                                               OCTOBER 31, 1995*
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------------------
Net investment income                                                                           $        71,079
-------------------------------------------------------------------------------------------
Net realized gain on investments ($1,130 net gain,
as computed for federal tax purposes)                                                                     1,130
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                 6,890,607
-------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from operations                                                   6,962,816
-------------------------------------------------------------------------------------------  ---------------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                         75,073,368
-------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                              (1,255,779)
-------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from share transactions                                          73,817,589
-------------------------------------------------------------------------------------------  ---------------------
          Change in net assets                                                                       80,780,405
-------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------
Beginning of period                                                                                           0
-------------------------------------------------------------------------------------------  ---------------------
End of period (including undistributed net investment income of $71,079)                        $    80,780,405
-------------------------------------------------------------------------------------------  ---------------------


*For the period from September 25, 1995 (date of initial public investment) to October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE EQUITY PLUS FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of five diversified portfolios and two non-diversified portfolios. The financial statements included herein are only those of Independence One Equity Plus Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                                                 PERIOD ENDED
                                                                                               OCTOBER 31, 1995*
Shares sold                                                                                         8,152,355
-------------------------------------------------------------------------------------------
Shares redeemed                                                                                      (124,219)
-------------------------------------------------------------------------------------------  ---------------------
     Net change resulting from share transactions                                                   8,028,136
-------------------------------------------------------------------------------------------  ---------------------


*For the period from September 25, 1995 to (date of initial public investment) to October 31, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Sosnoff Sheridan Corporation, Sosnoff Sheridan Corporation receives an annual fee from the Adviser equal to .035 of 1% of


INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------
the Fund's average daily net assets. Sosnoff Sheridan Group may voluntarily choose to reduce its compensation.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT FEES--Federated Services Company serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers of the Trust are Officers and Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1995, were as follows:

PURCHASES                                                                                            $  73,641,574
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $      88,330
---------------------------------------------------------------------------------------------------  -------------


TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                        Edward C. Gonzales
Harold Berry                             President and Treasurer
Clarence G. Frame                      Jeffrey W. Sterling
Harry J. Nederlander                     Vice President and Assistant Treasurer
Thomas S. Wilson                       Jay S. Neuman
                                         Secretary
                                       Gail Cagney
                                         Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


INDEPENDENCE ONE EQUITY PLUS FUND
(A Portfolio of Independence One Mutual Funds)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 23, 1995
A. Please insert the following information as a second paragraph under the
sub-section entitled     "Issuing Senior Securities and Borrowing Money" on
page 3:
   "The Fund will not borrow money or engage in reverse repurchase agreements
for investment      leverage, but rather as a temporary, extraordinary, or
emergency measure to facilitate management   of the portfolio by enabling the
Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous."
B. Please insert the following as the second paragraph under the sub-heading entitled "Advisory Fees" on page 8:
   "From the Fund's start of business, September 23, 1995, to October 31,
1995, the Adviser earned      $14,426, of which $7,213 was voluntarily
waived."
C. Please insert the following information as the second paragraph under the
heading entitled    "Administrative Services" on page 8:
   "From the Fund's start of business, September 23, 1995, to October 31,
1995, the Fund incurred costs      for administrative services of $4,366, all
of which was voluntarily waived."
D. Please insert the following information as the first paragraph under the heading entitled "Total Return" on page 10:
   "The Fund's cumulative total return for the period from September 25, 1995 (date of initial public investment) to October 31, 1995, was .60%. Cumulative total return reflects the Fund's total performance over a specified period of
time. The Fund's total return is reflective of only 1 1/2   months of fund
activity since the Fund's date of initial public investment."

E. Please insert the following information as the first paragraph under the heading entitled "Yield on page 10: "The Fund's yield for the thirty-day period ended October 31, 1995, was 1.99%."

   FEDERATED SECURITIES CORP.
   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   Cusip 453777872
   G01184-09 (12/95)



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present a financial report and supplement to your prospectus for Independence One Fixed Income Fund. Inside, you will find complete financial information for the fund--beginning with the portfolio manager's investment review, which is followed by a list of fund holdings and financial statements.

As a shareholder, you are pursuing income through a diversified bond portfolio of U.S. government and high-quality corporate securities. At the end of the period, 71% of fund assets were invested in U.S. Treasury securities, and 18.7% were invested in corporate bonds, with the remainder invested in government agency securities.

Thank you for selecting Independence One Fixed Income Fund to put your money to work pursuing income. We look forward to keeping you informed about the progress of your investment.

Sincerely,

Edward C. Gonzales
President
December 15, 1995

INVESTMENT REVIEW
--------------------------------------------------------------------------------

The shares of Independence One Fixed Income Fund represent interests in the fund, which is one of a series of investment portfolios in the Independence One Mutual Funds, an open-end, management investment company. The investment objective of the fund is to seek total return. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of high-grade fixed income securities.

Intermediate-term interest rates have fallen since April 30, 1995. For example, five year Treasury notes fell in yield over 100 basis points in this period, from 6.90% to 5.80%. Total net assets of the fund are approximately $42.7 million. The average maturity for the fund as of October 31, 1995 was 3.9 years.

The Federal Reserve Open Market Committee (the "Committee") meets eight times a year to deliberate monetary policy. The Committee has been inactive during most of 1995. The year began with its federal funds target rate at 5.50% and its official discount rate at 4.75%. On February 1, 1995, both benchmark rates were increased by 50 basis points in response to continued signs of economic strength and fears of building inflation pressures. This increase in managed interest rates turned out to be the last in the Committee's twelve month tightening program that raised the federal funds rate a total of 300 basis points. When it became apparent that the economy had indeed slowed its rate of growth the Committee reversed its stance. It lowered the federal funds rate by 25 basis points to 5.75% after its July 6th meeting. Federal Reserve (the "Fed") policymakers have left this key rate unchanged since that time.

The pace of economic activity picked up during the second half of 1995. Gross Domestic Product rose 4.2% during the third quarter and is expected to grow at a 2.8% annual rate during the fourth quarter. The unemployment rate has stayed below 6% all year, and its most recent reading was 5.5% for the month of October.

All in all, the Fed should be pleased with the overall health of the economy and the strong performance of both the equity and credit markets. It is our opinion that the Federal Reserve will need solid evidence to shift from their current posture of "wait and see."

The fund's investment adviser will continue to monitor economic and market developments to best serve our shareholders.

INDEPENDENCE ONE FIXED INCOME FUND
(A PORTFOLIO OF INDEPENDENCE ONE MUTUAL FUNDS)
SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS DATED AUGUST 23, 1995

 A. Please delete the "Summary of Fund Expenses" table on page 1 of the prospectus and replace it with the following table:

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).................................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).......................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)..............................................................       None
Redemption Fees (as a percentage of amount redeemed, if applicable).........................................       None
Exchange Fee................................................................................................       None

                                                 ANNUAL FUND OPERATING EXPENSES*
                                        (as a percentage of projected average net assets)
Management Fee (after waiver) (1)...........................................................................       0.25%
12b-1 Fees..................................................................................................       None
Total Other Expenses (after waiver)(2)......................................................................       0.29%
        Total Fund Operating Expenses (after waivers) (3)...................................................       0.54%


(1) The estimated management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(2) Total Other Expenses are estimated to be 0.42% absent the anticipated voluntary waiver by the administrator.

(3) The Total Fund Operating Expenses are estimated to be 1.17% absent the voluntary waiver by the adviser and administrator.

* Annual Fund Operating Expenses are estimated based on expenses expected to be incurred during the fiscal year ending April 30, 1996. During the course of this period, expenses may be more or less than the amount shown.

    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF VARIOUS COSTS AND EXPENSES, SEE "INDEPENDENCE ONE MUTUAL FUNDS INFORMATION" AND "INVESTING IN THE FUND." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                                            1 year     3 years
                                                                                                   -------    -------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period. ........................     $6         $17


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FISCAL YEAR ENDING APRIL 30, 1996.


 B. Please insert the following "Financial Highlights" table as page 2 of the prospectus:

INDEPENDENCE ONE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                               PERIOD ENDED
                                                                                                (UNAUDITED)
                                                                                            OCTOBER 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                $10.00
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
  Net investment income                                                                               0.01
----------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                                     0.02
----------------------------------------------------------------------------------------            ------
  Total from investment operations                                                                    0.03
----------------------------------------------------------------------------------------            ------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------
  Distributions from net investment income                                                           (0.01)
----------------------------------------------------------------------------------------            ------
NET ASSET VALUE, END OF PERIOD                                                                      $10.02
----------------------------------------------------------------------------------------            ------
TOTAL RETURN (B)                                                                                      0.34%
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------
  Expenses                                                                                            0.54%*
----------------------------------------------------------------------------------------
  Net investment income                                                                               6.34%*
----------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                    0.62%*
----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                          $42,741
----------------------------------------------------------------------------------------
  Portfolio turnover                                                                                     0%
----------------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from October 23, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


C. Please delete the fourth paragraph of the sub-section entitled "Adviser's Background" on page 11 and replace it with the following:

     "John B. Willard is Vice President and Portfolio Manager for Michigan National Bank and Independence One Capital Management Corporation in Farmington Hills, and has been responsible for management of the Fund's portfolio since November, 1995. He joined Michigan National Bank in 1986. He earned his BBA from the University of Iowa and MBA from the University of Arizona."

 D. Please delete the first sentence of the sub-section entitled "To Place an Order" under the section "Share Purchases" on page 13 and replace it with the following:

     "Investors may call toll-free 1-800-334-2292 to purchase shares of the Fund through Michigan National Bank or Independence One."
 E. Please insert the following sub-heading and paragraph before the heading "Exchanging Securities for Fund Shares" on page 15:

     "SYSTEMATIC INVESTMENT PROGRAM

     Once the Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through Michigan National Bank."

 F. Please insert the following sub-heading and paragraph before the sub-heading "Accounts with Low Balances" on page 18:

     "SYSTEMATIC WITHDRAWAL PROGRAM

     Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Michigan National Bank."


 G. Please add the following information as a final sentence of the first paragraph under the sub-heading "Voting Rights" under the heading "Shareholder Information" on page 18:

     "As of December 4, 1995, Michigan National Bank may for certain purposes be deemed to control the Fund because it is owner of record of certain shares of the Fund."

 H. Please insert the following financial statements beginning as page 21 of the prospectus:

INDEPENDENCE ONE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--18.7%
---------------------------------------------------------------------------------------------------
              BANKING--2.3%
              -------------------------------------------------------------------------------------
$  1,000,000  Nationsbank Corp., 5.125%, 9/15/1998                                                   $     974,330
              -------------------------------------------------------------------------------------  -------------
              FINANCE-AUTOMOTIVE--2.3%
              -------------------------------------------------------------------------------------
   1,000,000  Ford Motor Credit Co., 5.625%, 1/15/1999                                                     983,800
              -------------------------------------------------------------------------------------  -------------
              FINANCE-COMMERCIAL--2.2%
              -------------------------------------------------------------------------------------
   1,000,000  General Electric Capital Corp., 5.5%, 11/1/2001                                              960,600
              -------------------------------------------------------------------------------------  -------------
              MISCELLANEOUS--2.4%
              -------------------------------------------------------------------------------------
   1,000,000  WMX Technologies, Inc., 7.0%, 5/15/2005                                                    1,031,840
              -------------------------------------------------------------------------------------  -------------
              RETAIL--4.7%
              -------------------------------------------------------------------------------------
   1,000,000  J.C. Penney, Inc., Medium Term Note, 6.375%, 9/15/2000                                     1,005,770
              -------------------------------------------------------------------------------------
   1,000,000  Wal-Mart Stores, Inc., 6.125%, 10/01/1999                                                  1,001,150
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      2,006,920
              -------------------------------------------------------------------------------------  -------------
              UTILITIES-TELEPHONE--4.8%
              -------------------------------------------------------------------------------------
   1,000,000  Bellsouth Telecommunications, 6.5%, 6/15/2005                                              1,003,670
              -------------------------------------------------------------------------------------
   1,000,000  MCI Communications, 7.5%, 8/20/2004                                                        1,062,000
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      2,065,670
              -------------------------------------------------------------------------------------  -------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $8,014,320)                                         8,023,160
              -------------------------------------------------------------------------------------  -------------
GOVERNMENT AGENCIES--2.4%
---------------------------------------------------------------------------------------------------
              FEDERAL FARM CREDIT BANK--1.2%
              -------------------------------------------------------------------------------------
     500,000  Federal Farm Credit Bank, Medium Term Note, 4.61%, 12/10/1996                                494,675
              -------------------------------------------------------------------------------------  -------------
              TENNESSEE VALLEY AUTHORITY--1.2%
              -------------------------------------------------------------------------------------
     500,000  Tennessee Valley Authority, 8.25%, 11/15/1996                                                513,035
              -------------------------------------------------------------------------------------  -------------
              TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $1,006,084)                                     1,007,710
              -------------------------------------------------------------------------------------  -------------
MORTGAGE BACKED SECURITY--4.8%
---------------------------------------------------------------------------------------------------
   2,000,000  Federal National Mortgage Association, 8.15%, 8/12/1996
              (IDENTIFIED COST $2,035,000)                                                               2,038,540
              -------------------------------------------------------------------------------------  -------------



INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
TREASURY SECURITIES--71.0%
---------------------------------------------------------------------------------------------------
              TREASURY BONDS--6.0%
              -------------------------------------------------------------------------------------
$  2,000,000  United States Treasury Bond, 10.75%, 5/15/2003                                         $   2,572,600
              -------------------------------------------------------------------------------------  -------------
              TREASURY NOTES--65.0%
              -------------------------------------------------------------------------------------
   5,500,000  United States Treasury Note, 5.125%, 12/31/1998                                            5,408,755
              -------------------------------------------------------------------------------------
   5,700,000  United States Treasury Note, 6.0%, 8/31/1997                                               5,736,252
              -------------------------------------------------------------------------------------
   5,000,000  United States Treasury Note, 6.0%, 12/31/1997                                              5,038,050
              -------------------------------------------------------------------------------------
   5,000,000  United States Treasury Note, 6.125%, 7/31/2000                                             5,065,600
              -------------------------------------------------------------------------------------
   2,000,000  United States Treasury Note, 6.375%, 8/15/2002                                             2,051,740
              -------------------------------------------------------------------------------------
   4,300,000  United States Treasury Note, 6.75%, 6/30/1999                                              4,439,879
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                     27,740,276
              -------------------------------------------------------------------------------------  -------------
              TOTAL TREASURY SECURITIES (IDENTIFIED COST $30,225,742)                                   30,312,876
              -------------------------------------------------------------------------------------  -------------
(A) REPURCHASE AGREEMENT--1.6%
---------------------------------------------------------------------------------------------------
     665,000  First Chicago Corp., 5.85%, dated 10/31/1995, due 11/1/1995
              (AT AMORTIZED COST)                                                                          665,000
              -------------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $41,946,146)(B)                                     $  42,047,286
              -------------------------------------------------------------------------------------  -------------

 (a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $41,946,146. The net unrealized appreciation of investments on a federal tax basis amounts to $101,140 which is comprised of $111,445 appreciation and $10,305 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($42,741,176) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $41,946,146)                      $  42,047,286
---------------------------------------------------------------------------------------------------
Cash                                                                                                           762
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          757,226
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       42,805,274
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Income distribution payable                                                               $  59,072
----------------------------------------------------------------------------------------
Accrued expenses                                                                              5,026
----------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                      64,098
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 4,263,985 shares outstanding                                                          $  42,741,176
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  42,640,036
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                 101,140
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  42,741,176
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
$42,741,176 / 4,263,985 shares outstanding                                                                  $10.02
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM OCTOBER 23, 1995 (DATE OF INITIAL PUBLIC INVESTMENT) TO OCTOBER 31, 1995 (UNAUDITED)
---------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------
Interest                                                                                                $   64,098
------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------
Investment advisory fee                                                                      $   6,993
-------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                        1,112
-------------------------------------------------------------------------------------------
Custodian fees                                                                                     727
-------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                           224
-------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                           65
-------------------------------------------------------------------------------------------
Legal fees                                                                                          93
-------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                        1,016
-------------------------------------------------------------------------------------------
Printing and postage                                                                               160
-------------------------------------------------------------------------------------------
Insurance premiums                                                                                 177
-------------------------------------------------------------------------------------------
Miscellaneous                                                                                      233
-------------------------------------------------------------------------------------------  ---------
     Total expenses                                                                             10,800
-------------------------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                               ($  4,662)
--------------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                                (1,112)
--------------------------------------------------------------------------------  ---------
     Total waivers                                                                              (5,774)
-------------------------------------------------------------------------------------------  ---------
          Net expenses                                                                                       5,026
------------------------------------------------------------------------------------------------------  ----------
               Net investment income                                                                        59,072
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                       101,140
------------------------------------------------------------------------------------------------------  ----------
          Change in net assets resulting from operations                                                $  160,212
------------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------

                                                                                                 PERIOD ENDED
                                                                                                  (UNAUDITED)
                                                                                               OCTOBER 31, 1995*
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------------------
Net investment income                                                                           $        59,072
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    101,140
-------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from operations                                                     160,212
-------------------------------------------------------------------------------------------  ---------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------------------
Distributions from net investment income                                                                (59,072)
-------------------------------------------------------------------------------------------  ---------------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                         42,655,036
-------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                                 (15,000)
-------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from share transactions                                          42,640,036
-------------------------------------------------------------------------------------------  ---------------------
          Change in net assets                                                                       42,741,176
-------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------
Beginning of period                                                                                           0
-------------------------------------------------------------------------------------------  ---------------------
End of period (including undistributed net investment income of $0)                             $    42,741,176
-------------------------------------------------------------------------------------------  ---------------------


* For the period from October 23, 1995 (date of initial public investment) to October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

INDEPENDENCE ONE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of five diversified and two non-diversified portfolios. The financial statements included herein are only those of Independence One Fixed Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").


INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                                                 PERIOD ENDED
                                                                                               OCTOBER 31, 1995*
Shares sold                                                                                         4,265,484
-------------------------------------------------------------------------------------------
Shares redeemed                                                                                        (1,499)
-------------------------------------------------------------------------------------------  ---------------------
     Net change resulting from share transactions                                                   4,263,985
-------------------------------------------------------------------------------------------  ---------------------


* For the period from October 23, 1995 (date of initial public investment) to October 31, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.


INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------

TRANSFER AGENT FEES--Federated Services Company serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.
CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers of the Trust are Officers and Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
October 31, 1995, were as follows:

PURCHASES                                                                                            $  41,281,146
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $           0
---------------------------------------------------------------------------------------------------  -------------


TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

Robert E. Baker                        Edward C. Gonzales
Harold Berry                             President and Treasurer
Clarence G. Frame                      Jeffrey W. Sterling
Harry J. Nederlander                     Vice President and Assistant Treasurer
Thomas S. Wilson                       Jay S. Neuman
                                         Secretary
                                       Gail Cagney
                                         Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



INDEPENDENCE ONE FIXED INCOME FUND
(A Portfolio of Independence One Mutual Funds)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 23, 1995
A. Please insert the following as the second paragraph under the sub-heading entitled "Advisory Fees" on page 10:
   "From the Fund's start of business, October 23, 1995, to October 31, 1995,
the Adviser earned $6,993,    of which $4,662 was voluntarily waived."
B. Please insert the following information as the second paragraph under the
heading entitled    "Administrative Services" on page 11:
   "From the Fund's start of business, October 23, 1995, to October 31, 1995, the Fund incurred costs for administrative services of $1,112, all of which was voluntarily waived."
C. Please insert the following information as the first paragraph under the heading entitled "Total Return" on page 13:
   "The Fund's cumulative total return for the period from October 23, 1995 (date of initial public investment) to October 31, 1995, was .34%. Cumulative total return reflects the Fund's total performance over a specified period of
time. The Fund's total return is reflective of only a 1/2   month of fund
activity since the Fund's date of initial public investment."
                                                             December 31, 1995









   FEDERATED SECURITIES CORP.

   Distributor                     RE
   A subsidiary of FEDERATED
   INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   Cusip 453777864